Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of Prepaid Expenses [Abstract]
Prepaid Expenses	NOTE 4 – Prepaid Expenses

	December 31, 2017	December 31, 2016
	$	$
Prepaid expenses	297,003	292,237
Deposits	22,600	10,493
	319,603	302,730